Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 14, 2025, the Company completed its Business Combination with Fold. As a result of the Business Combination, among other things, (i) the outstanding balances under the Promissory Note, the October Note and the Tax Note were repaid, (ii) each of the Promissory Note, the October Note and the Tax Note were terminated, (iii) Polar received $550,000 and 550,000 shares of common stock of the Company in full payment of the Company’s obligations under the Subscription Agreement, (iv) 488,041 Private Placement Warrants were cancelled for no consideration, (v) the Company’s obligations under the administrative services agreement were terminated, and (vi) CCM was paid an advisory fee of $1,155,000.